Consolidated balance sheet (Parenthetical) - SEK (kr) kr in Millions	Dec. 31, 2017	Dec. 31, 2016
Non Current Assets Finance Liabilities [Abstract]
Interest-bearing liabilities	kr 33,045	kr 26,686